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WRITER’S DIRECT LINE
	November 30, 2009	414.297.5596
pfetzer@foley.com Email

CLIENT/MATTER NUMBER
068916-0101

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Leuthold Funds, Inc.
File Nos. 033-96634 and 811-09094

Ladies and Gentlemen:

          On behalf of Leuthold Funds, Inc. (the “Company”), we are transmitting for filing pursuant to Rules 472 and 485 under the Securities Act of 1933, as amended, Post-Effective Amendment No. 28 to Form N-1A Registration Statement (the “Amended Registration Statement”), including exhibits, which has been marked to show the changes in the Registration Statement effected by the Amended Registration Statement.

          The Company has designated on the facing sheet of the Amended Registration Statement that such Amended Registration Statement become effective sixty days after filing, pursuant to Rule 485(a). The Company is filing the Amended Registration Statement pursuant to Rule 485(a) because the Amended Registration Statement is the Company’s first Post-Effective amendment addressing the summary prospectus rules adopted in Release No. 33-8998 (January 13, 2009).

          Please note that the Company will file a post-effective amendment pursuant to Rule 485(b), which filing will incorporate any comments made by the Staff on the Amended Registration Statement and update any missing information and/or file updated exhibits to the Registration Statement, including exhibits.

          Please call the undersigned at (414) 297-5596 should you have any questions regarding this filing.

Very truly yours,

/s/ Peter D. Fetzer

Peter D. Fetzer
Attachments

cc:	Roger Peters
Richard L. Teigen

BOSTON BRUSSELS CHICAGO DETROIT	JACKSONVILLE LOS ANGELES MADISON MILWAUKEE	MIAMI NEW YORK ORLANDO SACRAMENTO	SAN DIEGO SAN DIEGO/DEL MAR SAN FRANCISCO SHANGHAI	SILICON VALLEY TALLAHASSEE TAMPA TOKYO WASHINGTON, D.C.